Note 24 - Accumulated Other Comprehensive Income (Loss) - Changes for Unrealized Gains and Losses Securities Available for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	$ 95,692	$ 90,322
Ending Balance	130,506	95,692
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Beginning Balance	(8,190)	(6,492)
Other comprehensive loss before reclassification	8,629	(1,606)
Amounts reclassified from accumulated other comprehensive income	(77)	(92)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	8,552	(1,698)
Ending Balance	$ 362	$ (8,190)